Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Associates	£ 26	£ 24
Joint ventures	0	0
Total	26	24
Joint ventures
Disclosure of associates [line items]
Profit from continuing operations	0	0
Other comprehensive income	0	0
Total comprehensive income from continuing operations	0	0
Associates
Disclosure of associates [line items]
Profit from continuing operations	3	0
Other comprehensive income	0	1
Total comprehensive income from continuing operations	£ 3	£ 1